Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Trade payables and other current liabilities [Abstract]
Trade accounts payable	$ 61,218	$ 109,430
Down payments from clients	6,209	6,289
Liberty (see Note 16)	37,119	37,119
Other accounts payable	44,791	39,195
Total	$ 149,337	$ 192,033